WARRANTS - Information of Warrant Summary (Details) - $ / shares	May 31, 2020	Dec. 13, 2019	Aug. 31, 2019
Warrants outstanding exercise price
Warrants outstanding	49,060
Warrants outstanding weighted average contractual life (in years)	4 years 7 months 13 days
Warrants outstanding weighted average exercise price	$ 0.1199
Warrants exercisable	10,000
Warrants exercisable weighted average exercise price	$ 10.00
EMA Financial, LLC
Warrants outstanding exercise price	$ 12.5
Warrants outstanding	30,000
Warrants outstanding weighted average contractual life (in years)	2 years 9 months 29 days
Warrants outstanding weighted average exercise price	$ 0.0839
Warrants exercisable
Warrants exercisable weighted average exercise price
Peak One Opportunity Fund L.P.
Warrants outstanding exercise price	$ 10.00	$ 10.0
Warrants outstanding	10,000	10,000
Warrants outstanding weighted average contractual life (in years)	11 months 1 day
Warrants outstanding weighted average exercise price	$ 0.0242
Warrants exercisable	10,000
Warrants exercisable weighted average exercise price	$ 10.00
Crown Bridge
Warrants outstanding exercise price	$ 12.50
Warrants outstanding	4,680
Warrants outstanding weighted average contractual life (in years)	5 months 16 days
Warrants outstanding weighted average exercise price	$ 0.0131
Warrants exercisable
Warrants exercisable weighted average exercise price
Armada Partners
Warrants outstanding exercise price	$ 12.50
Warrants outstanding	4,200
Warrants outstanding weighted average contractual life (in years)	4 months 28 days
Warrants outstanding weighted average exercise price	$ 0.0107
Warrants exercisable
Warrants exercisable weighted average exercise price